Summary of Intangible Assets and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Computer software CNY	Dec. 31, 2013 Computer software CNY	Dec. 31, 2014 Computer software USD ($)	Dec. 31, 2014 Mobile Games And Platforms CNY	Dec. 31, 2013 Mobile Games And Platforms CNY	Dec. 31, 2014 Mobile Games And Platforms USD ($)	Dec. 31, 2014 Acquired customer relationships CNY	Dec. 31, 2013 Acquired customer relationships CNY	Dec. 31, 2014 Acquired customer relationships USD ($)	Dec. 31, 2014 Mobile game licenses CNY	Dec. 31, 2013 Mobile game licenses CNY	Dec. 31, 2014 Mobile game licenses USD ($)	Dec. 31, 2014 Mobile game product development costs CNY	Dec. 31, 2013 Mobile game product development costs CNY	Dec. 31, 2014 Mobile game product development costs USD ($)	Dec. 31, 2014 Domain Name CNY	Dec. 31, 2014 Domain Name USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost or fair value at acquisition	345,810	163,266		2,793	5,152		87,337	66,203		43,234	43,234		202,728	45,998		6,888	2,679		2,830
Accumulated amortization	(133,250)	(73,762)		(2,186)	(2,029)		(60,801)	(47,852)		(26,058)	(16,763)		(39,606)	(4,868)		(3,467)	(2,250)		(1,132)
Impairment		(2,613)			(2,613)
Net value	212,560	86,891	$ 34,258	607	510	$ 98	26,536	18,351	$ 4,277	17,176	26,471	$ 2,768	163,122	41,130	$ 26,290	3,421	429	$ 551	1,698	$ 274